Taxes (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 17, 2019	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Taxes (Details) [Line Items]
Description of income tax			The applicable VAT rate is 6% for general taxpayers and 3% for small-scale taxpayer.
Statutory income tax rate, percentage	5.00%		2.50%
Preferential tax rate			15.00%
Description of income tax law			Therefore, SDH is eligible to enjoy a preferential tax rate of 15% from 2017 to 2023 to the extent it has taxable income under the EIT Law.
Annual taxable income description		the annual taxable income up to RMB 1 million (inclusive) is subject to an effective EIT rate of 2.5% from 1 January 2021 to 31 December 2022; where the annual taxable income exceeds RMB 1 million but does not exceed RMB 3 million (inclusive), the amount in excess of RMB 1 million is subject to an effective EIT rate of 5% from 1 January 2022 to 31 December 2024
PRC EIT rate			25.00%
Accumulated operating loss (in Dollars)			$ 10,130,515	$ 4,745,479
Hong Kong [Member]
Taxes (Details) [Line Items]
Rate of income tax, description			From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.
China [Member]
Taxes (Details) [Line Items]
Statutory income tax rate, percentage			25.00%